Separate Account Assets and Liabilities - Separate account assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	$ 84,853	$ 109,111
Equity Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	48,866	64,672
Bond Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	9,250	10,759
Balanced Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	24,764	32,361
Money Market Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	1,973	1,319
Individual Retirement
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	45,178	57,927
Individual Retirement | Equity Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	22,990	29,158
Individual Retirement | Bond Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	3,802	4,745
Individual Retirement | Balanced Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	17,663	23,460
Individual Retirement | Money Market Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	723	564
Group Retirement
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	34,361	45,138
Group Retirement | Equity Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	24,608	33,849
Group Retirement | Bond Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	4,081	4,496
Group Retirement | Balanced Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	5,113	6,326
Group Retirement | Money Market Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	559	467
Life Insurance
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	799	1,044
Life Insurance | Equity Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	687	917
Life Insurance | Bond Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	46	50
Life Insurance | Balanced Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	49	60
Life Insurance | Money Market Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	17	17
Institutional Markets
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	4,515	5,002
Institutional Markets | Equity Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	581	748
Institutional Markets | Bond Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	1,321	1,468
Institutional Markets | Balanced Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	1,939	2,515
Institutional Markets | Money Market Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	$ 674	$ 271